Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 277,051	$ 274,151
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	59,932	54,287
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	32,509	37,607
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	59,105	57,519
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	107,238	109,573
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 18,267	$ 15,165

[1]	The majority of foreign term deposits are in excess of $100,000.